Components of Net Periodic Benefit Cost for Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 70	$ 73
Settlement gain (loss)	(1)
Net periodic benefit cost (income)		(12)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service Cost Continuing Operations	11	9	7
Interest cost	70	73	73
Expected return on assets	(92)	(86)	(81)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	1	1	1
Amortization of net actuarial loss	4	3	13
Settlement gain (loss)	6	1	0
Net periodic benefit cost (income)	$ 0	$ 1	$ 13